united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

The Future Fund Active ETF

(FFND)

Semi-Annual Report

November 30, 2021

1-877-466-7090

www.FutureFundETF.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Future Fund Active ETF
PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended November 30, 2021, as compared to its benchmark:

Since Inception**
The Future Fund Active ETF - NAV	0.12%
The Future Fund Active ETF - Market Price	0.04%
Russell 3000 Growth Index	4.29%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.FutureFundETF.com or by calling 1-877-466-7090. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.FutureFundETF.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.01% per the August 23, 2021 prospectus.

**	Inception date is August 23, 2021.

The Russell 3000 Growth Index is a market capitalization-weighted index based on the Russell 3000 index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the United States.

Holdings by Asset Class as of November 30, 2021	% of Net Assets
Internet Media & Services	23.4%
Automotive	13.8%
Software	13.5%
Electrical Equipment	6.1%
Medical Equipment & Devices	5.9%
Leisure Facilities & Services	5.5%
Renewable Energy	4.6%
E-Commerce Discretionary	4.5%
Other, Cash & Cash Equivalents	22.7%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	APPAREL & TEXTILE PRODUCTS - 2.7%
2,667	NIKE, Inc., Class B	$451,363

	ASSET MANAGEMENT - 2.2%
2,380	LPL Financial Holdings, Inc.	375,112

	AUTOMOTIVE - 13.8%
13,711	Harley-Davidson, Inc.	502,234
1,612	Tesla, Inc.(a)	1,845,353
		2,347,587
	BEVERAGES - 2.9%
7,147	Celsius Holdings, Inc.(a)	488,926

	BIOTECH & PHARMA - 1.9%
1,445	Zoetis, Inc.	320,848

	E-COMMERCE DISCRETIONARY - 4.5%
1,284	Etsy, Inc.(a)	352,561
5,408	Revolve Group, Inc.(a)	411,927
		764,488
	ELECTRICAL EQUIPMENT - 6.1%
1,293	Generac Holdings, Inc.(a)	544,663
5,801	Trimble, Inc.(a)	498,132
		1,042,795
	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,277	Charles River Laboratories International, Inc.(a)	467,216

	INTERNET MEDIA & SERVICES - 23.4%
2,866	Airbnb, Inc., Class A(a)	494,500
495	Alphabet, Inc., Class A(a)	1,404,785
2,818	Match Group, Inc.(a)	366,312
8,743	Snap, Inc., Class A(a)	416,254
1,429	Spotify Technology S.A.(a)	340,817
9,303	Tencent Holdings Ltd. - ADR	543,760

See accompanying notes which are an integral part of this schedule of investments.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INTERNET MEDIA & SERVICES - 23.4% (Continued)
5,894	Yandex N.V., Class A(a)	$424,014
		3,990,442
	LEISURE FACILITIES & SERVICES - 5.5%
5,266	Caesars Entertainment, Inc.(a)	474,308
280	Chipotle Mexican Grill, Inc.(a)	460,155
		934,463
	MEDICAL EQUIPMENT & DEVICES - 5.9%
701	Align Technology, Inc.(a)	428,682
667	Cooper Companies, Inc.	251,106
3,047	Edwards Lifesciences Corporation(a)	326,974
		1,006,762
	RENEWABLE ENERGY - 4.6%
1,215	Enphase Energy, Inc.(a)	303,750
12,263	Green Plains, Inc.(a)	473,965
		777,715
	RETAIL - DISCRETIONARY - 2.0%
738	Lululemon Athletica, Inc.(a)	335,355

	SEMICONDUCTORS - 3.8%
1,200	NVIDIA Corporation	392,112
1,803	Universal Display Corporation	257,919
		650,031
	SOFTWARE - 13.5%
1,436	Autodesk, Inc.(a)	365,017
1,190	DocuSign, Inc.(a)	293,168
29,075	Mandiant, Inc.(a)	493,404
650	Palo Alto Networks, Inc.(a)	355,511
1,148	salesforce.com, Inc.(a)	327,134
3,832	Splunk, Inc.(a)	463,672
		2,297,906
	TECHNOLOGY SERVICES - 4.4%
2,470	PayPal Holdings, Inc.(a)	456,678
1,394	Square, Inc., Class A(a)	290,412
		747,090

See accompanying notes which are an integral part of this schedule of investments.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Fair Value
COMMON STOCKS — 99.9% (Continued)
TOTAL COMMON STOCKS (Cost $17,515,308)	$16,998,099

TOTAL INVESTMENTS - 99.9% (Cost $17,515,308)	$16,998,099
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	22,747
NET ASSETS - 100.0%	$17,020,846

ADR	- American Depositary Receipt

Ltd.	- Limited Company

NV	- Naamioze Vennootschap

S/A	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

The Future Fund Active ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2021

ASSETS
Investment in securities at value (identified cost $17,515,308)	$16,998,099
Cash	55,298
Dividends and interest receivable	482
Receivable due from Advisor	8,315
TOTAL ASSETS	17,062,194

LIABILITIES
Payable to related parties	16,356
Accrued expenses and other liabilities	24,992
TOTAL LIABILITIES	41,348
NET ASSETS	$17,020,846

Net Assets Consist Of:
Paid in capital	$17,506,938
Accumulated losses	(486,092)
NET ASSETS	$17,020,846

Net Asset Value Per Share:
Net Assets	$17,020,846
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	680,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.03

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2021 *

INVESTMENT INCOME
Dividends	$1,959
TOTAL INVESTMENT INCOME	1,959

EXPENSES
Investment advisory fees	24,438
Administrative services fees	13,158
Legal fees	6,712
Custodian fees	6,429
Compliance officer fees	6,175
Audit fees	4,949
Trustees fees and expenses	4,162
Transfer agent fees	2,280
Printing and postage expenses	1,917
Other expenses	1,611
TOTAL EXPENSES	71,831
Fees Waived/Expenses Reimbursed by the Advisor	(38,799)
NET EXPENSES	33,032

NET INVESTMENT LOSS	(31,073)

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS

Net realized gain from security transactions	62,190
Net change in unrealized depreciation on investments	(517,209)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(455,019)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(486,092)

*	Commencement of Operations was August 23, 2021.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

For The
Period Ended
November 30, 2021 *
(Unaudited)
FROM OPERATIONS
Net investment loss	$(31,073)
Net realized gain from security transactions	62,190
Net change in unrealized depreciation of investments	(517,209)
Net decrease in net assets resulting from operations	(486,092)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	17,506,938
Net increase in net assets resulting from shares of beneficial interest	17,506,938

TOTAL INCREASE IN NET ASSETS	17,020,846

NET ASSETS
Beginning of Period	—
End of Period	$17,020,846

SHARE ACTIVITY
Shares sold	680,000
Net increase in shares of beneficial interest outstanding	680,000

*	Commencement of Operations was August 23, 2021.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For The
	Period Ended
	November 30, 2021 *
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (1)	(0.07)
Net realized and unrealized gain on investments	0.10	(6)
Total from investment operations	0.03
Net asset value, end of period	$25.03
Market price, end of period	$25.01
Total return (2)	0.12%
Net assets, at end of period (000s)	$17,021
Ratio of gross expenses to average net assets	1.21	% (3)
Ratio of net expenses to average net assets	1.00	% (3)
Ratio of net investment loss to average net assets	(0.94	)% (3)
Portfolio Turnover Rate (5)	46	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2021

1.	ORGANIZATION

The Future Fund Active ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide capital appreciation. The Fund commenced operations on August 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2021

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates,

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2021

prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,998,099	$—	$—	$16,998,099
Total	$16,998,099	$—	$—	$16,998,099

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2021

net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s May 31, 2022 year-end tax return. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $5,872,605 and $5,314,051 respectively. For the period ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $16,894,564 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to the Fund. Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2021

paid monthly, at an annual rate of 0.75% of average daily net assets. For the period ended November 30, 2021, the Fund incurred $24,438 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00%. For the period ended November 30, 2021, the Adviser waived fees/reimbursed expenses of $38,799.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

Distributor– Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2021

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$17,515,308	$971,522	$(1,488,731)	$(517,209)

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in- lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2021

Fund. Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$300	2.00%

*	As a percentage of the amount invested.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Future Fund Active ETF
EXPENSE EXAMPLES (Unaudited)
November 30, 2021

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
Actual *	8/23/21	11/30/21	8/23/21 - 11/30/21	8/23/21 - 11/30/21
Future Fund Active ETF	$1,000.00	$1,001.20	$2.71	1.00%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period**	During Period*
Hypothetical **	5/31/21	11/30/21	5/31/21 - 11/30/21	5/31/21 - 11/30/21
Future Fund Active ETF	$1,000.00	$1,020.06	$5.06	1.00%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period from inception through November 30, 2021 (99), divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended November 30, 2021 (183), divided by the number of days in the fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 27 and 28, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the advisory agreement between The Future Fund, LLC (“FFA”) and the Trust on behalf of The Future Fund Active ETF (the “Future Fund”) (the “Future Fund Advisory Agreement”)

Based on their evaluation of the information provided by FFA, in conjunction with The Future Fund Active ETF’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement with respect to The Future Fund Active ETF.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Future Fund Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Future Fund Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Future Fund Advisory Agreement and comparative information relating to the advisory fee and other expenses of The Future Fund Active ETF. The materials also included due diligence materials relating to FFA (including due diligence questionnaires completed by FFA, select financial information of FFA, bibliographic information regarding FFA’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the approval of the Future Fund Advisory Agreement with respect to The Future Fund Active ETF. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Future Fund Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Future Fund Advisory Agreement. In considering the approval of the Future Fund Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by FFA related to the proposed approval of the Future Fund Advisory Agreement, including its draft ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Future Fund, including the team of individuals that will primarily monitor and execute the investment process. The Board noted that FFA was a newly formed investment adviser with no experience managing a 1940 Act registered fund but that its personnel had many years of experience and knowledge managing registered funds in their previous positions at other firms. The Board discussed the extent of FFA’s research capabilities, the quality of its compliance infrastructure noting that FFA had hired an outside compliance consulting firm, Constellation Advisors (“Constellation”), to assist in the continued development and oversight of its compliance program. The Board noted that the personnel at Constellation who would be assisting FFA with its compliance program were very experienced in the 1940 Act and experienced in the operations and regulations governing the management of registered investment companies including exchange traded funds. Additionally, the Board received satisfactory responses from representatives of FFA with respect to a series of important questions, including: whether FFA or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Future Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Future Fund’s investment limitations, noting that FFA’s chief compliance officer would actively review the portfolio managers’ performance of their duties to ensure compliance under FFA’s compliance program. The Board discussed the capitalization of FFA, noting that FFA was newly formed, and, based on discussions with the representatives of FFA, concluded that FFA’s principals had the ability to make additional contributions in order to meet their obligations to the Future Fund. The Board also discussed FFA’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust represented that FFA’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The CCO of the Trust further represented that he would work closely with FFA and its compliance personnel to ensure close monitoring of the Future Fund’s operations and risk management practices. The Board concluded that FFA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Future Fund Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by FFA to the Future Fund appear to be satisfactory.

Performance. Because the Future Fund had not yet commenced operations nor had FFA or its portfolio managers managed similar accounts, the Board did not consider past performance.

Fees and Expenses. As to the costs of the services to be provided by FFA, the Board reviewed and discussed the Future Fund’s proposed advisory fee and anticipated total operating expenses compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that the 0.75% proposed advisory fee for the Future Fund, although higher than its peer group median and Morningstar category median was not the highest in either its peer group or Morningstar category. The Board then reviewed the proposed contractual arrangements for the Future Fund noting that FFA was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, for at least a year from the date of the Future Fund’s initial prospectus so as not to exceed 1.00% of the average annual net assets, and found such arrangements would be beneficial to shareholders of the Future Fund . The Board concluded that the advisory fee to be charged by FFA to the Future Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to FFA with respect to the Future Fund based on profitability estimates and analyses provided by FFA and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by FFA and the projected growth of the Future Fund, the anticipated level of profit from FFA’s relationship with the Future Fund was not excessive.

Economies of Scale . As to the extent to which the Future Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed FFA’s expectations for growth of for the Future Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Future Fund Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from FFA as the Trustees believed to be reasonably necessary to evaluate the terms of the Future Fund Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Future Fund Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the future Fund Advisory Agreement is not unreasonable; and (c) the Future Fund Advisory Agreement is in the best interests of The Future Fund Active ETF and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Future Fund Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
The Future Fund, LLC
330 N Wabash, Suite 2300
Chicago, IL 60611

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

FFETF-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/8/22